Summary of Significant Accounting Policies - Schedule of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 1,839	$ 852	$ 752
Work-in-process	5,543	3,269	2,584
Finished goods	13,104	7,716	5,718
Total Inventory	$ 20,486	$ 11,837	$ 9,054